COMMITMENTS (Tables)	6 Months Ended
Jun. 30, 2025
Capital commitments [abstract]
Schedule of disclosure of commitment

In millions	June 30, 2025	December 31, 2024
Guarantees	$13.5	$36.5
Other commitments	331.6	339.5